PIMCO ETF Trust

Supplement Dated January 2, 2014 to the

Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO Short Term Municipal Bond Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Julie Callahan. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Julie Callahan. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short Term Municipal Bond Exchange-Traded Fund	Julie Callahan	1/14

Senior Vice President, PIMCO. Ms. Callahan joined PIMCO in 2011 and is a member of the municipal bond portfolio management team. Prior to joining PIMCO, she served as a portfolio manager for municipal separately managed accounts at Western Asset Management Company. Previously, she was a director and portfolio manager for municipal money market funds with Citigroup Asset Management.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_010214

PIMCO ETF Trust

Supplement dated January 2, 2014 to the

Statement of Additional Information dated October 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the

PIMCO Short Term Municipal Bond Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Julie Callahan. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective January 2, 2014, the PIMCO Short Term Municipal Bond Exchange-Traded Fund is managed by Julie Callahan.

Additionally, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP2_010214